Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2026 (remaining six months)	$ 13.1
2027	27.6
2028	29.6
2029	31.5
2030	303.6
Thereafter	282.2
Total debt, gross	687.6	$ 700.6
Long-term debt, repayable	$ 13.5